Provisions for pensions and similar obligations (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions For Pensions And Similar Obligations
Present value of the obligations at beginning of year	R$ 5,123,868	R$ 5,918,026	R$ 6,251,807
Current service cost (Note 39)	5,015	6,820	5,860
Interest cost	427,484	417,536	448,836
Benefits paid	(398,149)	(373,341)	(337,742)
Actuarial (gains)/losses	(569,554)	(845,173)	(450,735)
Present value of the obligations at end of year	R$ 4,588,664	R$ 5,123,868	R$ 5,918,026